LoCorr Hedged Core Fund
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 27.2%	Par	Value
United States Treasury Note
0.25%, 10/31/2025	$6,469,600	$6,219,408
1.50%, 08/15/2026	4,023,000	3,865,695
3.50%, 01/31/2028	1,753,000	1,748,412
4.63%, 04/30/2029	2,916,400	3,043,537
TOTAL U.S. TREASURY SECURITIES (Cost $14,888,432)		14,877,052

CORPORATE BONDS - 10.4%	Par	Value
Aerospace & Defense - 0.4%
Boeing Co., 3.25%, 02/01/2028	110,000	104,174
L3Harris Technologies, Inc., 5.40%, 01/15/2027	60,000	61,568
RTX Corp., 4.13%, 11/16/2028	30,000	29,912
		195,654

Agriculture - 0.1%
Philip Morris International, Inc., 4.88%, 02/15/2028	55,000	56,192

Auto Manufacturers - 0.4%
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	100,000	101,808
Toyota Motor Credit Corp., 5.60%, 09/11/2025	65,000	65,830
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)	65,000	62,573
		230,211

Banks - 4.1%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	180,000	180,234
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	260,000	273,471
Bank of America NA, 5.53%, 08/18/2026	250,000	256,670
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	45,000	44,198
Citibank NA, 4.93%, 08/06/2026	100,000	101,470
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030	30,000	30,149
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)	65,000	67,161
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	195,000	196,710
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	40,000	43,038
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	60,000	63,137
JPMorgan Chase & Co., 5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	230,000	236,558
Morgan Stanley, 5.04% to 07/19/2029 then SOFR + 1.22%, 07/19/2030	130,000	133,546
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	165,000	167,451
NatWest Markets PLC, 5.41%, 05/17/2029 (a)	60,000	62,368
Toronto-Dominion Bank
3.77%, 06/06/2025	40,000	39,779
1.25%, 09/10/2026	100,000	94,876
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	60,000	62,447
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	155,000	161,189
		2,214,452

Beverages - 0.1%
PepsiCo, Inc., 5.13%, 11/10/2026	60,000	61,532

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	80,000	82,379

Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	30,000	29,653

Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	30,000	30,580

Cosmetics & Personal Care - 0.3%
Haleon US Capital LLC, 3.38%, 03/24/2027	115,000	112,915
Unilever Capital Corp., 4.25%, 08/12/2027	75,000	75,730
		188,645

Diversified Financial Services - 0.4%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	150,000	155,283
Air Lease Corp., 5.85%, 12/15/2027	65,000	67,754
		223,037

Electric - 0.7%
Duke Energy Progress LLC, 3.45%, 03/15/2029	45,000	43,791
Florida Power & Light Co.
5.05%, 04/01/2028	80,000	82,530
4.40%, 05/15/2028	95,000	96,092
Georgia Power Co., 5.00%, 02/23/2027	85,000	86,844
NSTAR Electric Co., 3.20%, 05/15/2027	60,000	58,635
Southern California Edison Co., 1.20%, 02/01/2026	20,000	19,171
		387,063

Electronics - 0.1%
Honeywell International, Inc., 4.88%, 09/01/2029	35,000	36,249

Entertainment - 0.1%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	45,000	43,501

Food - 0.1%
Sysco Corp., 3.25%, 07/15/2027	55,000	53,571

Healthcare-Products - 0.1%
Baxter International, Inc., 1.32%, 11/29/2024	75,000	74,496

Healthcare-Services - 0.1%
HCA, Inc., 3.13%, 03/15/2027	75,000	72,878

Insurance - 0.2%
Equitable Financial Life Global, 1.40%, 07/07/2025 (a)	45,000	43,884
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)	20,000	20,480
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)	50,000	47,832
		112,196

Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	30,000	30,979

Media - 0.0%(b)
Charter Communications Operating LLC, 4.91%, 07/23/2025	15,000	14,975

Oil & Gas - 0.0%(b)
Marathon Oil Corp., 5.30%, 04/01/2029	20,000	20,730

Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	30,000	31,065

Pharmaceuticals - 0.6%
AbbVie, Inc., 4.80%, 03/15/2029	35,000	36,000
Astrazeneca Finance LLC, 4.80%, 02/26/2027	30,000	30,575
CVS Health Corp.
2.88%, 06/01/2026	125,000	121,955
5.00%, 01/30/2029	20,000	20,409
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	130,000	131,874
		340,813

Pipelines - 0.6%
Enbridge, Inc.
2.50%, 02/14/2025	40,000	39,630
6.00%, 11/15/2028	55,000	58,380
Energy Transfer LP, 6.05%, 12/01/2026	125,000	129,391
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (a)	35,000	35,257
Williams Cos., Inc., 4.90%, 03/15/2029	40,000	40,614
		303,272

REITS - 0.5%
American Homes 4 Rent LP, 4.90%, 02/15/2029	30,000	30,397
Brixmor Operating Partnership LP
3.85%, 02/01/2025	40,000	39,772
4.13%, 06/15/2026	40,000	39,770
Essex Portfolio LP, 1.70%, 03/01/2028	30,000	27,470
Kite Realty Group LP, 4.00%, 10/01/2026	90,000	88,739
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)	70,000	72,056
		298,204

Retail - 0.2%
Home Depot, Inc., 4.88%, 06/25/2027	50,000	51,276
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	70,000	72,162
4.20%, 04/01/2030	25,000	24,784
		148,222

Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	35,000	35,551

Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	50,000	46,934

Telecommunications - 0.5%
AT&T, Inc., 2.30%, 06/01/2027	75,000	71,601
T-Mobile USA, Inc.
4.80%, 07/15/2028	50,000	50,915
4.85%, 01/15/2029	95,000	96,950
Verizon Communications, Inc., 2.10%, 03/22/2028	80,000	74,609
		294,075
TOTAL CORPORATE BONDS (Cost $5,663,188)		5,657,109

COMMODITY POOL - 7.0%	Shares	Value
Galaxy Commodity-Polaris II Fund LLC (c)(d)	–	3,803,803
TOTAL COMMODITY POOL (Cost $3,982,000)		3,803,803

U.S. GOVERNMENT AGENCY ISSUES - 4.6%	Par	Value
Federal Farm Credit Banks Funding Corp
3.88%, 09/03/2026	400,000	400,884
3.50%, 06/23/2027	425,000	423,512
Federal Home Loan Banks
4.38%, 06/12/2026	500,000	505,182
3.63%, 09/04/2026	250,000	249,705
4.63%, 09/11/2026	250,000	254,374
4.13%, 09/10/2027	425,000	431,121
Federal National Mortgage Association, 1.88%, 09/24/2026	250,000	241,180
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,509,783)		2,505,958

ASSET-BACKED SECURITIES - 3.2%	Par	Value
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	250,000	255,290
Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/17/2029	250,000	249,860
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	250,000	249,427
Ford Credit Auto Owner Trust, Series 2024-C, Class A3, 4.07%, 07/15/2029	250,000	250,001
GM Financial Leasing Trust, Series 2024-3, Class A3, 4.21%, 10/20/2027	250,000	249,868
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)	250,000	253,522
World Omni Auto Receivables Trust, Series 2024-A, Class A3, 4.86%, 03/15/2029	250,000	253,015
TOTAL ASSET-BACKED SECURITIES (Cost $1,762,861)		1,760,983

TOTAL INVESTMENTS - 52.4% (Cost $28,806,264)		28,604,905
Money Market Deposit Account - 39.6% (e)(f)		21,557,544
Other Assets in Excess of Liabilities - 8.0%(g)		4,338,654
TOTAL NET ASSETS - 100.0%		$54,501,103

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $982,870 or 1.8% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
Investment valued using net asset value per share as practical expedient. See Note 2. Galaxy Commodity – Polaris II Fund, LLC’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlations to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(e)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $10,200.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.70%.

(g)	Includes assets pledged as collateral and due to broker for derivative contracts. As of the reporting date, the net value of these assets totals $4,457,100.

LoCorr Hedged Core Fund
Consolidated Schedule of Futures Contracts
September 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	5	06/16/2025	$1,364,029	$1,877
3 Month Euribor	4	09/15/2025	1,092,614	1,390
3 Month Euribor	32	12/15/2025	8,744,030	17,290
3 Month Euribor	5	03/16/2026	1,365,977	1,515
3 Month Euribor	4	06/15/2026	1,092,336	876
3-Month Secured Overnight Financing Rate	6	09/16/2025	1,451,850	1,565
3-Month Secured Overnight Financing Rate	6	12/16/2025	1,454,025	(2,510)
3-Month Secured Overnight Financing Rate	63	03/17/2026	15,277,499	3,395
3-Month Secured Overnight Financing Rate	5	06/16/2026	1,212,813	(1,496)
Arabica Coffee	3	12/18/2024	304,031	35,374
Austrailian Government 10 Year Bonds	12	12/16/2024	965,644	(7,084)
Australian Dollar	9	12/16/2024	623,205	6,654
Brent Crude Oil	2	10/31/2024	143,400	(522)
British Pound	8	12/16/2024	668,700	2,831
CAC40 10 Euro Index	3	10/18/2024	255,452	(4,000)
Canadian 10 Year Government Bonds	15	12/18/2024	1,386,484	9,245
Canadian Dollar	8	12/17/2024	592,720	(2,761)
Copper	2	12/27/2024	227,650	6,696
Corn No. 2 Yellow	6	12/13/2024	127,425	46
Crude Oil	2	10/22/2024	136,340	(5,404)
Crude Soybean Oil	1	12/13/2024	25,986	(237)
Dow Jones Industrial Average Index	7	12/20/2024	1,492,505	15,286
Euro	2	12/16/2024	279,163	(1,567)
Euro BUXL 30 Year Bonds	1	12/06/2024	151,700	(624)
Euro STOXX 50 Quanto Index	33	12/20/2024	1,847,721	9,972
Euro-BOBL	13	12/06/2024	1,737,241	3,123
Euro-BTP Italian Government Bonds	7	12/06/2024	946,502	2,879
Euro-Bund	9	12/06/2024	1,351,678	5,274
Euro-Schatz	43	12/06/2024	5,129,987	8,183
FTSE 100 Index	9	12/20/2024	997,319	(11,800)
FTSE China A50 Index	5	10/30/2024	69,500	1,864
German Stock Index	5	12/20/2024	2,713,725	55,259
Gold	8	12/27/2024	2,127,520	55,454
Hang Seng Index	8	10/30/2024	1,094,850	63,671
ICE 3 Month SONIA Rate	4	09/16/2025	1,287,284	(823)
ICE 3 Month SONIA Rate	3	12/16/2025	967,218	(153)
ICE 3 Month SONIA Rate	4	03/17/2026	1,290,827	664
Japanese Yen	2	12/16/2024	175,763	(1,124)
London Cocoa	1	12/12/2024	70,070	(857)
London Metals - Aluminum	3	12/16/2024	195,985	13,565
London Metals - Copper	2	12/16/2024	491,018	27,155
London Metals - Zinc	2	12/16/2024	154,635	8,016
Long Gilt	3	12/27/2024	394,789	(2,787)
MSCI Emerging Markets Index	8	12/20/2024	469,080	(3,742)
MSCI Singapore Index	1	10/29/2024	26,719	103
Nasdaq 100 Index	2	12/20/2024	810,450	(2,254)
Natural Gas	2	10/29/2024	58,460	2,465
New Zealand Dollar	2	12/16/2024	127,090	370
Nikkei 225 Index	1	12/12/2024	131,640	(4,193)
Nikkei 225 Index	1	12/12/2024	264,046	6,609
Russell 2000 Index	6	12/20/2024	674,760	3,612
S&P 500 Index	11	12/20/2024	3,197,837	30,735
SGX FTSE Taiwan Index	3	10/30/2024	223,920	(6,435)
Silver	2	12/27/2024	314,580	1,036
Soybean Meal	4	12/13/2024	136,640	1,230
Sugar #11	5	02/28/2025	125,832	(809)
TOPIX Index	1	12/12/2024	184,206	6,714
U.S. Treasury 10 Year Notes	24	12/19/2024	2,742,750	(5,663)
U.S. Treasury 2 Year Notes	48	12/31/2024	9,995,624	7,001
U.S. Treasury 5 Year Note	35	12/31/2024	3,845,897	(2,878)
U.S. Treasury Long Bonds	6	12/19/2024	745,125	(3,391)
U.S. Treasury Ultra Bonds	2	12/19/2024	266,188	(409)
				$345,471

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(18)	12/12/2024	$1,811,084	$(4,197)
10 Year U.S. Ultra Treasury Notes	(1)	12/19/2024	118,297	116
3-Month Secured Overnight Financing Rate	(1)	06/15/2027	242,325	(1)
ASX SPI 200 Index	(1)	12/19/2024	143,558	(1,418)
Austrailian Government 3 Year Bonds	(6)	12/16/2024	444,588	606
Australian Dollar	(3)	12/16/2024	207,735	(3,841)
Brent Crude Oil	(3)	10/31/2024	215,100	1,237
British Pound	(2)	12/16/2024	167,175	(1,073)
CAC40 10 Euro Index	(7)	10/18/2024	596,054	(8,503)
Canadian Dollar	(3)	12/17/2024	222,270	(471)
Corn No. 2 Yellow	(19)	12/13/2024	403,513	(17,871)
Cotton No.2	(2)	12/06/2024	73,610	(4,405)
Crude Oil	(1)	10/22/2024	68,170	(772)
Crude Soybean Oil	(6)	12/13/2024	155,916	(3,657)
Euro	(1)	12/16/2024	139,581	529
Euro STOXX 50 Quanto Index	(1)	12/20/2024	55,992	278
Euro-BOBL	(1)	12/06/2024	133,634	(290)
Euro-Bund	(1)	12/06/2024	150,186	255
Euro-Schatz	(5)	12/06/2024	596,510	(865)
FTSE 100 Index	(4)	12/20/2024	443,253	477
Hard Red Winter Wheat	(4)	12/13/2024	116,750	(5,273)
Japanese Yen	(13)	12/16/2024	1,142,456	8,564
London Metals - Aluminum	(3)	12/16/2024	195,985	(15,851)
London Metals - Copper	(1)	12/16/2024	245,509	(11,831)
London Metals - Zinc	(1)	12/16/2024	77,317	(8,744)
Long Gilt	(2)	12/27/2024	263,192	1,201
Low Sulphur Gas Oil	(6)	11/12/2024	396,150	(5,332)
Natural Gas	(4)	10/29/2024	116,920	(12,858)
NY Harbor ULSD	(5)	10/31/2024	452,424	(6,183)
Reformulated Gasoline Blendstock	(3)	10/31/2024	243,823	3,031
SGX TSI Iron Ore	(1)	11/29/2024	10,981	61
Soybean Meal	(3)	12/13/2024	102,480	(8,918)
Soybeans	(9)	11/14/2024	475,650	(16,187)
Swiss Franc	(1)	12/16/2024	148,881	89
U.S. Treasury 10 Year Notes	(5)	12/19/2024	571,406	1,026
U.S. Treasury 5 Year Note	(4)	12/31/2024	439,531	640
Wheat	(5)	12/13/2024	146,000	(6,888)
				$(127,319)
Total Unrealized Appreciation (Depreciation)				$218,152

LoCorr Hedged Core Fund
Consolidated Schedule of Forward Currency Contracts
September 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	12/18/2024	AUD	472,000	USD	319,596	$6,984
Bank of America	10/16/2024	CAD	280,000	USD	207,465	(355)
Bank of America	12/18/2024	CAD	852,000	USD	629,355	1,928
Bank of America	12/18/2024	CHF	236,000	USD	281,402	(49)
Bank of America	10/16/2024	EUR	250,000	USD	277,657	827
Bank of America	12/18/2024	EUR	634,000	USD	701,489	6,559
Bank of America	10/16/2024	GBP	440,000	USD	582,254	6,000
Bank of America	12/18/2024	GBP	1,663,000	USD	2,167,833	55,103
Bank of America	10/16/2024	JPY	92,000,000	USD	645,697	(4,052)
Bank of America	12/18/2024	JPY	2,561,000	USD	18,197	(180)
Bank of America	10/16/2024	MXN	6,510,000	USD	330,597	(831)
Bank of America	12/18/2024	MXN	78,000	USD	4,014	(102)
Bank of America	12/18/2024	NZD	694,000	USD	433,299	7,657
Bank of America	12/18/2024	USD	632,594	AUD	951,000	(25,409)
Bank of America	10/16/2024	USD	1,134,443	CAD	1,540,000	(4,663)
Bank of America	12/18/2024	USD	1,193,449	CAD	1,620,000	(6,877)
Bank of America	12/18/2024	USD	13,059	CHF	11,000	(55)
Bank of America	10/16/2024	USD	736,555	EUR	660,000	1,359
Bank of America	12/18/2024	USD	512,277	EUR	459,000	(332)
Bank of America	10/16/2024	USD	1,388,842	GBP	1,050,000	(14,945)
Bank of America	12/18/2024	USD	219,717	GBP	165,000	(839)
Bank of America	10/16/2024	USD	1,447,245	JPY	206,000,000	10,520
Bank of America	12/18/2024	USD	803,118	JPY	113,066,000	7,694
Bank of America	10/16/2024	USD	24,328	MXN	480,000	13
Bank of America	12/18/2024	USD	520,111	MXN	10,503,000	(6,716)
Bank of America	12/18/2024	USD	278,707	NZD	456,000	(11,028)
Deutsche Bank	10/16/2024	AUD	390,000	USD	266,702	2,998
Deutsche Bank	10/16/2024	BRL	2,970,000	USD	537,613	6,491
Deutsche Bank	10/16/2024	CHF	750,000	USD	885,692	2,208
Deutsche Bank	10/16/2024	CLP	38,000,000	USD	40,879	1,370
Deutsche Bank	10/16/2024	ILS	480,000	USD	129,051	(248)
Deutsche Bank	10/16/2024	INR	15,950,000	USD	189,967	221
Deutsche Bank	10/16/2024	KRW	90,000,000	USD	67,662	1,234
Deutsche Bank	10/16/2024	NOK	1,990,000	USD	187,120	1,487
Deutsche Bank	10/16/2024	NZD	220,000	USD	136,432	3,339
Deutsche Bank	10/16/2024	PLN	240,000	USD	61,916	415
Deutsche Bank	10/16/2024	SEK	2,430,000	USD	237,904	1,563
Deutsche Bank	10/16/2024	SGD	220,000	USD	170,209	1,109
Deutsche Bank	10/16/2024	USD	1,171,678	AUD	1,740,000	(31,599)
Deutsche Bank	10/16/2024	USD	153,663	BRL	870,000	(5,721)
Deutsche Bank	10/16/2024	USD	1,766,556	CHF	1,490,000	2,594
Deutsche Bank	10/16/2024	USD	35,546	CLP	33,000,000	(1,144)
Deutsche Bank	10/16/2024	USD	98,460	ILS	370,000	(826)
Deutsche Bank	10/16/2024	USD	12,670	INR	1,060,000	31
Deutsche Bank	10/16/2024	USD	91,916	KRW	123,000,000	(2,242)
Deutsche Bank	10/16/2024	USD	513,437	NOK	5,490,000	(6,891)
Deutsche Bank	10/16/2024	USD	686,335	NZD	1,100,000	(12,520)
Deutsche Bank	10/16/2024	USD	114,240	PLN	440,000	(36)
Deutsche Bank	10/16/2024	USD	238,915	SEK	2,430,000	(552)
Deutsche Bank	11/20/2024	USD	46,455	SEK	470,000	60
Deutsche Bank	10/16/2024	USD	170,532	SGD	220,000	(786)
Deutsche Bank	11/20/2024	USD	31,276	SGD	40,000	71
Deutsche Bank	10/16/2024	USD	97,575	ZAR	1,710,000	(1,258)
Deutsche Bank	11/20/2024	USD	21,386	ZAR	370,000	65
Deutsche Bank	10/16/2024	ZAR	1,710,000	USD	97,375	1,458
Total Unrealized Appreciation (Depreciation)						$(8,898)

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
EUR - Euro
GBP - British Pound
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand

LoCorr Hedged Core Fund
Consolidated Schedule of Swap Contracts
September 30, 2024		(Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

	Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized (Depreciation)	Counterparty

	7/20/2029	LoCorr Hedged Core Index#	0.50%	Quarterly	$9,028,071	$(179,379)	$–	$(179,379)	Deutsche Bank AG

#	Comprised of a proprietary basket of Commodity Trading Advisor's ''CTA'') Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments.

The underlying components of the basket as of September 30, 2024 are shown below:#

		Number of Contracts		Concentration %
Description	Expiration Date	Purchased (Sold)	Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
Brent Crude (ICE)	Nov-24	30	$2,141,573	5.80%
Natural Gas	Jan-25	54	1,886,299	5.11%
Gasoline RBOB	Oct-24	17	1,378,263	3.74%
Natural Gas	Oct-24	41	1,197,288	3.24%
Low Sulphur Gasoil	Oct-24	14	946,178	2.56%
Gold	Dec-24	3	861,911	2.34%
Soybean	Nov-24	15	775,767	2.10%
Heating Oil	Oct-24	8	763,602	2.07%
Brent Crude (ICE)	Dec-24	10	745,877	2.02%
Endex Dutch TTF Gas Future	Dec-24	21	704,113	1.91%
Corn	Mar-25	27	588,732	1.60%
WTI Crude (NYMEX)	Nov-24	8	579,477	1.57%
Endex Dutch TTF Gas Future	Jan-25	19	562,154	1.52%
Copper (COMEX)	Mar-25	5	548,257	1.49%
Endex Dutch TTF Gas Future	Nov-24	13	426,442	1.16%
Natural Gas (NYMEX)	Oct-24	51	374,344	1.01%
Endex Dutch TTF Gas Future	Feb-25	11	366,475	0.99%
Coffee	Mar-25	3	281,586	0.76%
Brent Crude (ICE)	Jan-25	4	275,063	0.75%
Live Cattle	Oct-24	3	254,116	0.69%
Sugar No.11	Feb-25	10	245,033	0.66%
WTI Crude (NYMEX)	Dec-24	4	241,157	0.65%
Copper (LME)	Dec-24	1	226,752	0.61%
Crude Palm Oil	Dec-24	9	215,909	0.59%
Cotton No.2	Mar-25	5	203,958	0.55%
Corn	May-25	7	150,477	0.41%
Soybean Meal	Dec-24	4	143,687	0.39%
Hard Red Wheat	Dec-24	4	128,109	0.35%
Natural Gas	Feb-25	4	130,047	0.35%
Total Purchase Contracts			17,342,646	46.99%

Sale Contracts:(1)
Natural Gas	Dec-24	(99)	$3,562,883	9.65%
Brent Crude (ICE)	Oct-24	(45)	3,219,787	8.72%
Endex Dutch TTF Gas Future	Oct-24	(63)	1,961,632	5.32%
Gasoline RBOB	Nov-24	(16)	1,267,061	3.43%
Corn	Dec-24	(45)	941,900	2.55%
Low Sulphur Gasoil	Nov-24	(13)	850,908	2.31%
Soybean	Jan-25	(15)	806,452	2.19%
WTI Crude (NYMEX)	Oct-24	(11)	760,324	2.06%
Heating Oil	Nov-24	(8)	704,963	1.91%
Live Cattle	Dec-24	(7)	516,847	1.40%
Natural Gas	Nov-24	(11)	352,577	0.96%
Copper (COMEX)	Dec-24	(3)	344,450	0.93%
Milling Wheat	Dec-24	(23)	288,521	0.78%
Lean Hogs	Dec-24	(9)	277,139	0.75%
Cotton No.2	Dec-24	(7)	253,271	0.69%
Hard Red Wheat	Mar-25	(7)	219,414	0.59%
Sugar No.11	Apr-25	(8)	195,931	0.53%
Soybean	Mar-25	(3)	161,575	0.44%
Wheat	Dec-24	(5)	147,686	0.40%
Rapeseed	Oct-24	(5)	143,230	0.39%
Total Sale Contracts			16,976,551	46.00%
Other Futures Contracts			2,120,625	5.75%
Total Futures Contracts			36,439,822	98.74%

Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$270,187	0.73%
Other Cash and Foreign Currency			87,273	0.24%
Total Cash and Foreign Currency			357,460	0.97%
Forward Currency Contracts			108,368	0.29%
Total Underlying Positions			$36,905,650	100.00%

#
The investment is not a direct holding of LoCorr Hedged Core Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

The accompanying notes are an integral part of these consolidated financial statements.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

LoCorr Hedged Core Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$14,877,052	$–	$14,877,052
Corporate Bonds	–	5,657,109	–	5,657,109
Commodity Pool(a)	–	–	–	3,803,803
U.S. Government Agency Issues	–	2,505,958	–	2,505,958
Asset-Backed Securities	–	1,760,983	–	1,760,983
Total Investments	$–	$24,801,102	$–	$28,604,905

Other Financial Instruments*:
Futures Contracts	437,101	–	–	437,101
Forwards	–	131,357	–	131,357
Total Other Financial Instruments	$437,101	$131,357	$–	$568,458

Liabilities:
Other Financial Instruments*:
Futures Contracts	(218,949)	–	–	(218,949)
Total Return Swaps	–	(179,379)	–	(179,379)
Forwards	–	(140,255)	–	(140,255)
Total Other Financial Instruments	$(218,949)	$(319,634)	$–	$(538,583)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,803,803 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.